Related Party Transactions - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions (Textual) [Abstract]
IT service payments to NMIC and NSC	$ 277	$ 289	$ 275
Total account values of group annuity and life insurance contracts	3,400	3,300
Revenue from group annuity and life insurance contracts	127	129	131
Total interest credited to the account balances	111	106	109
Company made lease payments to NMIC	19	18	16
Revenues ceded to NMIC	369	358	347
Customer allocations to NFG funds	61,400	59,100
NFG paid to NLIC	199	196	185
Amounts on deposit with NCMC	899	501
Total commissions and fees paid	65	63	57
Notes receivable outstanding	332	238	142
Nationwide Mutual Insurance Company [Member]
Related Party Transactions (Textual) [Abstract]
Revenues ceded to NMIC	209	209	208
Benefits, claims and expenses	185	207	217
Nation Wide Bank [Member]
Related Party Transactions (Textual) [Abstract]
Line of credit borrowing capacity by related party	50
Line of credit outstanding	0	0	0
Nationwide Advantage Mortgage Company [Member]
Related Party Transactions (Textual) [Abstract]
Notes receivable outstanding	$ 11	$ 14	$ 18